Related Parties	9 Months Ended
Mar. 31, 2023
Related Parties [Abstract]
Related parties

Note 16. Related parties

Balances and transactions between the Group entities, which are related parties, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its directors and/or executive board members and the Company and the Parent are disclosed below.

Transactions with key management personnel

Key management personnel compensation comprised:

Other Related Party Transactions

In USD ($)	March 31, 2023	March 31, 2022
Short-term employee benefits	-	77,837
Share based payment	77,279	774,700

In USD ($)	Note	Transaction values for the nine month period ended March 31, 2023	Transaction values for the nine month period ended March 31, 2022
Share based payment
Key management	16	77,279	774,700
CFO Shares Alloted	1 (iv)	364,014	-
Issue of Additional Shares
Issue of share capital	(i)	15,000	-
Issue of share premium	(ii)	39,610,630	-
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies - Bioceres S.A.	(i)	237,072	284,005
100% Subsidiary of Bioceres S.A. - Bioceres LLC	(i)	-	85,114
Services Provided by Other Companies
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A	(ii)	-	292
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario	(iii)	-	135,864
Founded and operated by the Company's CPO - Future Foods B.V.		14,011	96,867

Other Related Party Balances

In USD ($)	Note	Balance outstanding as of March 31, 2023	Balance outstanding as of June 30, 2022
100% Subsidiary of Bioceres S.A. - Bioceres LLC		(622,580)	(385,508)
Moolec S.A. Shareholders		8,070,000	-
Union Group Ventures Limited		(677,000)	-

(i)	While the Company initiated operations on its own bank account, the expenses were paid by Bioceres S.A. and Bioceres LLC on behalf of the Company.
(ii)	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S.A where it would receive research services in exchange for payment.
(iii)	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
(iv)	Shares issue related to share based payment already vested in prior periods.